Leases - Maturity Lease Schedule (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 5,696
2026	5,741
2027	5,787
2028	5,833
2029	4,497
Thereafter	3,438
Total undiscounted lease payments	30,992
Less: imputed interest	(3,462)
Present value of operating lease liabilities	$ 27,530